Condensed Consolidated Statement of Financial Position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 187,524,000	€ 75,838,000
Prepayments and other receivables	3,404,000	3,762,000
Other taxes	555,000	421,000
Total current assets	191,483,000	80,021,000
Property, plant and equipment	17,467,000	18,601,000
Investments in associates	8,000	107,000
Investments in financial assets	621,000
Total assets	209,579,000	98,729,000
Equity
Equity attributable to owners of the Company	113,833,000	57,091,000
Non-controlling interests.	(604,000)	(545,000)
Total equity	113,229,000	56,546,000
Current liabilities
Borrowings	4,771,000	1,135,000
Lease liabilities	1,534,000	1,260,000
Derivative financial instruments	3,995,000	839,000
Trade payables	191,000	221,000
Current income tax liability	0	0
Social securities and other taxes	1,230,000	22,000
Pension premiums		6,000
Deferred income	5,115,000	700,000
Other current liabilities	10,760,000	6,118,000
Total current liabilities	27,596,000	10,301,000
Borrowings	39,319,000	16,189,000
Lease liabilities	14,748,000	15,693,000
Deferred income	14,687,000
Total liabilities	96,350,000	42,183,000
Total equity and liabilities	€ 209,579,000	€ 98,729,000